SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.       65        (File No. 2-29081)            [X]
                                ---------

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No.                      26        (File No. 811-1653)           [X]
                                ---------


           IDS Life Variable Annuity Fund A (Individual and Employer)
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                 200 AXP Financial Center, Minneapolis, MN 55474
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                                                            (612) 671-3678
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      Mary Ellyn Minenko - 200 AXP Financial Center, Minneapolis, MN 55474
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Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
    [X] on May 1, 2000 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)
    [ ] on (date) pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to section 24-F of the Investment Company Act of 1940.

IDS LIFE VARIABLE
ANNUITY FUND A
Individual Variable Annuity Contracts and Variable
Annuity Contracts for Employer Plans

   PROSPECTUS
   MAY 1, 2000

   IDS Life Variable Annuity Fund A (the Fund) is a segregated asset account of IDS Life Insurance Company (IDS Life). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of U.S. corporations. The Fund also may invest in preferred stocks and in corporate and government bonds.

   This prospectus describes the following types of individual non-qualified, variable annuity contracts offered by IDS Life:

   - an annuity for non-qualified retirement or deferred compensation plans or programs adopted by an employer.

   - an installment payment deferred annuity;

   - a single payment deferred annuity; and

   - a single payment immediate annuity.

   NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED. This prospectus gives you facts about the Fund. You should read it and keep it with your investment records for future reference.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   AN INVESTMENT IN THIS ANNUITY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS ANNUITY INVOLVES RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

   IDS LIFE VARIABLE ANNUITY FUND A
   200 AXP FINANCIAL CENTER
   MINNEAPOLIS, MINNESOTA 55474
   (800) 862-7919

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                                                     PROSPECTUS -- MAY 1, 2000 1

TABLE OF CONTENTS

SUMMARY OF CONTENTS..........................     3
FINANCIAL HIGHLIGHTS.........................     5
THE VARIABLE ANNUITY.........................     6
INVESTMENT OBJECTIVE.........................     6
RISKS........................................     6
NON-FUNDAMENTAL POLICIES.....................     7
FUNDAMENTAL POLICIES.........................     8
PORTFOLIO MANAGER............................     8
INVESTMENT AGREEMENTS........................     8
BROKERAGE....................................     9
THE CONTRACTS................................    10
THE FIXED ACCOUNT............................    10
AUTOMATED TRANSFERS AND PARTIAL SURRENDERS...    10
MEASURING THE VALUE OF THE CONTRACT..........    11
VALUING FUND ASSETS..........................    12
WHEN WE CREDIT YOUR PURCHASE PAYMENTS........    13
THE INVESTMENT FACTOR........................    13
VALUING AN ACCUMULATION UNIT.................    13
VALUING AN ANNUITY UNIT......................    14
ANNUITY PAYMENT STARTING DATE................    14
TABLE OF SETTLEMENT RATES....................    15
ANNUITY PAYMENT PLANS........................    15
THE CHARGES YOU PAY..........................    17
SURRENDERING YOUR CONTRACT...................    18
MAKING WITHDRAWALS ON YOUR CONTRACT..........    19
SPECIAL RULES IF ANNUITANT DIES BEFORE THE
  ANNUITY PAYMENT STARTING DATE..............    19
YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS...    19
WHAT ABOUT YOUR TAXES?.......................    20
VOTING RIGHTS................................    21
MANAGEMENT...................................    21
DIRECTORS AND OFFICERS OF IDS LIFE INSURANCE
  COMPANY ...................................    24
OTHER INFORMATION............................    26
FINANCIAL STATEMENTS.........................    28

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2      IDS LIFE VARIABLE ANNUITY FUND A

SUMMARY OF CONTENTS

ABOUT THE VARIABLE ANNUITY: IDS Life offers the variable annuities for sale through the Fund, a diversified open-end management investment company. Variable annuity contracts guarantee regular payments to contract purchasers. The amount of these payments is influenced by the performance of the securities in which the Fund invests (page 6).

FINANCIAL HIGHLIGHTS: This table shows important financial information you will need to evaluate the Fund's performance (page 5).

INVESTMENT OBJECTIVE: The Fund's investment objective is long-term capital appreciation in order to build up values and to make annuity payments. The Fund invests primarily in common stock and also may invest in preferred stock and in government and corporate bonds. The Fund may invest in foreign securities, futures contracts and options. There is no guarantee that the Fund will achieve its investment objective because any investment involves risk (page 6).

PORTFOLIO MANAGER: Anne Obermeyer, senior portfolio manager, manages the Fund (page 8).

INVESTMENT AGREEMENTS: The Fund is a segregated asset account of IDS Life, a stock life insurance company. IDS Life manages the investments of the Fund pursuant to an Investment Management Agreement. Under this agreement, IDS Life receives a management fee equal to 0.4% of the Fund's average daily net assets for each year. Under a Distribution and Services Agreement, IDS Life also serves as principal underwriter of the Fund. IDS Life annually pays 0.25% of the Fund's net assets to American Express Financial Corporation for investment advice regarding management of the Fund's investments (page 8).

CONTRACTS: This prospectus describes the following types of individual non-tax-qualified variable annuity contracts:

- An individual variable annuity contract for use in connection with non-qualified retirement or deferred compensation plans or programs adopted by an employer. These plans or programs are not intended to qualify under Sections 401, 403, or 408 of the Internal Revenue Code of 1986, as amended (the Code). Under this contract, you make an annual purchase payment. The payment must be at least $300 per year if your retirement date is 10 years or more from your application date. If your retirement date is less than 10 years from your application date, the payment must be large enough so that payments total at least $3,000 by your retirement date.

  You also can choose from several optional settlement plans. However, if at the annuity payment starting date the accumulation value of the contract is less than $2,000, IDS Life may pay the accumulation value in a lump sum (page 15);

- A single payment deferred annuity that you can purchase by making an initial payment of at least $3,000 (page 10);

- A single payment immediate annuity that you can purchase by making an initial payment of at least $3,000 (page 10); and

- An installment payment deferred annuity that you can purchase by making 10 or more annual payments that total at least $300 (page 10).

WHO OWNS THE CONTRACT?: The annuitant is the owner, unless your application says otherwise, or if you later transfer ownership of the contract to someone else.

If the contract is purchased by an employer in connection with a deferred compensation plan, the employer is the exclusive owner of all rights under the contract. When the contract refers to the employer as "an annuitant", it is solely for purposes of identification. IDS Life pays all funds payable under the contract to the employer. IDS Life does not issue certificates to any employee of an employer who has entered into a deferred compensation agreement. Any employee participating in a deferred

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                                                     PROSPECTUS -- MAY 1, 2000 3
compensation plan should refer to the deferred compensation agreement with the employer for information on any additional charges in connection with the plan.

TRANSFERS BETWEEN ACCOUNTS: Before the annuity payment starting date, you may give IDS Life written or telephone instructions to transfer the contract value of your investment between the fixed account and the variable account. Transfers must be for at least $50 and will go into effect when IDS Life then records it at its corporate office (page 10).

CHARGES YOU PAY: IDS Life will deduct a combined sales and administrative charge from payments you make into the Fund.

For the individual variable annuity contract used with non-qualified plans adopted by an employer, the deduction is 5.75% of the first $10,000 paid into the Fund, 4% of the next $40,000 and 2% of all amounts in excess of $50,000 (page 17).

For the other three individual annuity contracts, if you make a single payment, the deduction is 8% of the first $15,000, 5% of the next $10,000 and 2% of any further amounts. If you choose to make installment payments, the deductions average 8.7% over the first 10 years. You may lose money if you surrender your individual installment contract too soon because the percentage that IDS Life deducts is higher in the earlier years (20% for the first year of an installment payment contract, 18% for the second and third contract years, 7% for the fourth year and 4% thereafter) (page 17).

Additionally, IDS Life may deduct for premium taxes imposed on us by state or local governments. Most states don't have premium taxes but in those that do, IDS Life may make a deduction. State premium taxes range from 0 to 3.5% of the gross purchase payments.

SURRENDERING YOUR CONTRACT: You can surrender all or part of a deferred annuity contract any time before the annuity payment starting date by giving IDS Life written or telephone instructions. IDS Life will cash in the number of accumulation units or fixed dollar accumulation value required for the amount of money you request. IDS Life will give accumulation units the accumulation unit value it determines on the date IDS Life receives your request. However, you can't surrender part of your contract if the remaining accumulation value is less than $20. You cannot make any surrenders after annuity payments have started. You will pay income tax on the taxable part of your surrender and you may have to pay an IRS penalty tax on early withdrawal if you surrender part or all of your contract before reaching age 59 1/2.

A surrender may result in adverse tax consequences. You should consult a tax advisor before making a surrender request (page 18).

FEDERAL TAX INFORMATION: According to current interpretations of federal income tax law, generally there is no federal income tax on any increase in your annuity's value until you receive a distribution. Under certain circumstances, there may be a 10% IRS penalty tax on early withdrawal (page 20).

ADDITIONAL INFORMATION

For information about the Fund's history, organization and headquarters as well as information about IDS Life and American Express Financial Corporation (AEFC), see page 25.

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4      IDS LIFE VARIABLE ANNUITY FUND A

FINANCIAL HIGHLIGHTS FROM JAN 1, 1990 TO DEC. 31, 1999

YEAR ENDED DEC. 31,        1999        1998        1997        1996        1995        1994        1993        1992        1991
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at
  beginning of year    $24.53      $20.91      $17.04      $13.93      $10.27      $10.70       $9.77       $9.13       $6.10
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INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)          (.20)       (.14)       (.12)       (.07)       (.02)        .03        (.02)       (.03)        .02
Net gains (losses)
  (both realized
  and unrealized)        7.93        3.76        3.99        3.18        3.68        (.46)        .95         .67        3.01
-------------------------------------------------------------------------------------------------------------------------------
Total from
  investment
  operations             7.73        3.62        3.87        3.11        3.66        (.43)        .93         .64        3.03
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Accumulation unit
  value at end of
  year                 $32.26      $24.53      $20.91      $17.04      $13.93      $10.27      $10.70       $9.77       $9.13
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Total return*          31.51%      17.31%      22.71%      22.33%      35.64%      (4.01%)      9.50%       6.97%      49.83%
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RATIOS/SUPPLEMENTAL DATA
Total contract
  owner's equity at
  end of year
  (000 omitted)      $493,966    $406,987    $379,553    $327,778    $284,407    $223,317    $241,623    $228,366    $222,205
Ratio of operating
  expenses to
  average daily net
  assets                1.40%       1.40%       1.40%       1.40%       1.40%       1.40%       1.40%       1.40%       1.41%
Ratio of net
  investment income
  (loss) to average
  daily net assets      (.71%)      (.63%)      (.62%)      (.43%)      (.19%)       .27%       (.17%)      (.30%)       .22%
Portfolio turnover
  rate                     5%         19%         33%         13%         46%         63%         64%         74%         68%
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
YEAR ENDED DEC. 31,          1990
-------------------  ------------
Accumulation unit
  value at
  beginning of year      $5.98
-------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)            .06
Net gains (losses)
  (both realized
  and unrealized)          .06
-------------------
Total from
  investment
  operations               .12
-------------------
Accumulation unit
  value at end of
  year                   $6.10
-------------------
Total return*             1.97%
-------------------
RATIOS/SUPPLEMENTAL DATA
Total contract
  owner's equity at
  end of year
  (000 omitted)       $155,426
Ratio of operating
  expenses to
  average daily net
  assets                  1.41%
Ratio of net
  investment income
  (loss) to average
  daily net assets         .97%
Portfolio turnover
  rate                      56%
-------------------

  *  Total return does not reflect payment of a sales charge.

This table pertains to accumulation units only. When you begin to receive your annuity payments, accumulation units change to annuity units. The value of an annuity unit (assuming a 3.5% investment rate) was $10.88 as of Dec. 31, 1999, $8.56 as of Dec. 31, 1998, $7.55 as of Dec. 31, 1997, $6.37 as of
Dec. 31, 1996, $5.39 as of Dec. 31, 1995, $4.11 as of Dec. 31, 1994, $4.44 as
of Dec. 31, 1993, $4.19 as of Dec. 31, 1992, $4.06 as of Dec. 31, 1991 and $2.80
as of Dec. 31, 1990. The value of an annuity unit (assuming a 5% investment rate) was $6.88 as of Dec. 31, 1999, $5.49 as of Dec. 31, 1998, $4.92 as of
Dec. 31, 1997, $4.21 as of Dec. 31, 1996, $3.61 as of Dec. 31, 1995, $2.80 as
of Dec. 31, 1994, $3.06 as of Dec. 31, 1993, $2.93 as of Dec. 31, 1992, $2.88 as
of Dec. 31, 1991 and $2.02 as of Dec. 31, 1990.

The information in this table is derived from financial statements of the Fund that have been audited by Ernst & Young LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are in the Fund's annual report, which you can obtain without charge if it is not included with this prospectus.

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                                                     PROSPECTUS -- MAY 1, 2000 5

THE VARIABLE ANNUITY

An annuity is a contract with a life insurance company that guarantees regular income to the purchaser. Most people buy annuities to provide income in their retirement years. When many people think of an annuity, they think of a fixed dollar annuity. With a fixed dollar annuity, the insurance company bears the risk of investment gain or loss and guarantees payment of an exact monthly amount. A variable annuity also guarantees you regular payments. However, the amount of the payments will fluctuate with the performance of the securities in which the annuity fund invests. So if the securities go up in value, you may receive larger annuity payments. If they go down, you may receive smaller annuity payments.

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation. There is no guarantee the Fund will achieve its investment objective because any investment involves risk. IDS Life can change the Fund's investment objective without the approval of the Fund's contract holders, but IDS Life has no intention of doing so.

The Fund invests primarily in U.S. common stocks. The Fund also may invest in preferred stocks and in corporate and government bonds. Some bonds issued by agencies of the U.S. government are not supported by the full faith and credit of the United States.

The Fund may invest up to 30% of its total assets at the time of purchase in foreign securities. In selecting foreign investments, the Fund generally will seek to invest in companies that it anticipates will experience economic growth at least as great as that anticipated in the U.S. companies in which it invests. The securities that the Fund believes offer attractive opportunities for investment may change from time to time.

The Fund may use derivative instruments from time to time. However, at this time, the use of such instruments is not a principal strategy of the Fund.

For temporary purposes, the Fund may make certain investments. It may buy short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The Fund may buy short-term corporate notes and obligations rated in the top two classifications or the equivalent by Standard and Poor's or Moody's.

RISKS

Please remember that you may lose money. Principal risks associated with an investment in the Fund include:

- Market Risk

- Interest Risk

- Foreign Risk

- Liquidity Risk

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

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6      IDS LIFE VARIABLE ANNUITY FUND A

INTEREST RATE RISK
The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

FOREIGN RISK
The following are all components of foreign risk:

COUNTRY RISK includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

LIQUIDITY RISK
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

NON-FUNDAMENTAL POLICIES

No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

The Fund will not buy securities on margin (use borrowed money to buy securities) or sell short. With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security.

The Fund will not invest in illiquid securities if more than 10% of the Fund's net assets would be invested in such securities.

The Fund may invest its assets in an open-end management investment company (another fund) having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The Board of Managers of the Fund can change the investment policies described above without the consent of contract holders.

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                                                     PROSPECTUS -- MAY 1, 2000 7

FUNDAMENTAL POLICIES

The Fund observes the following fundamental investment restrictions, that cannot change without approval by a vote of the contract holders:

- The Fund will not borrow money or property except as a temporary measure for extraordinary or emergency purposes.

- The Fund will not underwrite securities of other issuers, except as allowed by applicable law.

- The Fund will not concentrate in any one industry.

- The Fund may invest up to 10% of its total assets, taken at cost, in real properties, but will not do so as a principal activity.

- The Fund will not invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision. The limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- The Fund will not purchase securities of any issuer if immediately after, and as a result of a purchase, the Fund would own more than 10% of the outstanding voting securities of the issuer.

- The Fund may not make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

- The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This will not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PORTFOLIO MANAGER

Anne Obermeyer joined American Express Financial Corporation in 1984 and serves as portfolio manager. She was appointed to manage this fund and IDS Life Variable Annuity Fund B (Fund B) in January 2000. She has assisted in the management of several equity mutual funds and institutional portfolios since 1996.

INVESTMENT AGREEMENTS

IDS Life is the Fund's investment manager. Under the Investment Management Agreement between IDS Life and the Fund, IDS Life charges a fee for managing the Fund's investments. This amounts to 0.4% of the Fund's average daily net assets for the year.

IDS Life does not keep all of this fee. IDS Life and AEFC have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for serving as investment advisor for the Fund. The fee is 0.25% of the Fund's average daily net assets for the year.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

An Investment Management Agreement and an Advisory Agreement were approved by the contract holders on Dec. 30, 1983, as a result of the IDS/American Express Company merger. Both agreements will continue each year as long as they are approved:

- by a majority of the Board of Managers of the Fund or a majority of the outstanding votes of the Fund, and

- by a majority of the Board of Managers of the Fund who are not "interested persons" of IDS Life or AEFC.

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8      IDS LIFE VARIABLE ANNUITY FUND A

All votes by the Board of Managers must be taken at a meeting called specifically to approve or disapprove the agreements and all votes must be cast in person.

IDS Life may cancel either of its agreements without penalty, provided it gives 60 days' notice in writing. AEFC and the Fund may do the same. If the Fund decides to cancel its management agreement with IDS Life, it must have the approval of either the Board of Managers or a majority of the votes of contract holders. If there is any assignment of either agreement, it ends immediately.

BROKERAGE

Under the Investment Management Agreement, IDS Life has responsibility for making the Fund's investment decisions, for executing trades for the Fund's portfolio and for negotiating any brokerage commissions. IDS Life intends to direct AEFC to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life. When AEFC acts on IDS Life's behalf for the Fund, it follows the rules described here for IDS Life. The Fund paid total brokerage commissions for each of the last three years as follows: $103,618 for 1999, $138,632 for 1998, and $182,019 for 1997. IDS Life intends to continue to examine and consider ways to reduce brokerage costs.

The Investment Management Agreement generally requires IDS Life to use its best efforts to obtain the best available price and the most favorable execution. However, brokerage firms may provide some extra services, including economic or investment research and analysis. Sometimes it may be desirable to compensate a broker for research or brokerage services by paying a commission that it might not otherwise charge or a commission in excess of what another broker might charge. The Board of Managers has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that the amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker.

In purchases and sales of securities involving transactions not listed on an exchange or in listed securities that are traded off of the exchange, the Fund will deal with a market maker as principal, or a broker as agent, depending upon the method IDS Life believes will produce the best available price and most favorable execution as described above. In transactions with a broker who acts as principal, commissions generally are not stated separately, but are included in the price of the securities.

AEFC gives investment advice to a number of investment companies and mutual funds. Where more than one of these companies or funds are interested in the same securities at the same time, AEFC carries out the sale or purchase in a way that all agree in advance is fair.

Sharing in a large transaction may affect the price or volume of shares acquired. But by these transactions, the Fund hopes to gain an advantage in execution.

The Fund may pay brokerage commissions to broker-dealer affiliates of IDS Life, AEFC and American Express Company.

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                                                     PROSPECTUS -- MAY 1, 2000 9

THE CONTRACTS

This prospectus describes the following types of individual non-qualified variable annuity contracts:

- INDIVIDUAL VARIABLE ANNUITY CONTRACT. This contract is offered for sale in connection with an employer plan that, as of Dec. 8, 1981, had already purchased one or more Fund annuity contracts. These plans or programs are not intended to qualify under Sections 401, 403, or 408 of the Code. Your purchase payment for this contract is made by a number of annual payments;

- INSTALLMENT PAYMENT -- DEFERRED ANNUITY. You make purchase payments in installments over a number of years. Annuity payments begin at some future date after you have paid all installments;

- SINGLE PAYMENT -- DEFERRED ANNUITY. You make a single purchase payment. Annuity payments are deferred until some future date; and

- SINGLE PAYMENT -- IMMEDIATE ANNUITY. You make a single purchase payment. Annuity payments will start within 60 days after IDS Life approves your application.

THE FIXED ACCOUNT

The fixed account is an additional account to which you may allocate purchase payments and contract values. It provides guaranteed values and interest rates that IDS Life changes from time to time at its discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and IDS Life's revenues and expenses.

If you have a deferred annuity contract, you can change your mind from time to time and apply all or part of your future purchase payments to the fixed account.

Also, the contract provides that once each contract year, you can transfer accumulation values of at least $250 from the variable account to the fixed account or from the fixed account to the variable account. This right ends 30 days before annuity payments begin. Presently, IDS Life does not intend to limit the number of transfers from the variable account to the fixed account; however, IDS Life limits transfers from the fixed account to the variable account to one per contract year. Just write or telephone IDS Life and indicate the dollar amount, percentage of, or number of variable accumulation units to transfer from the Fund or the amount of fixed dollar accumulation value to transfer to the Fund.

AUTOMATED TRANSFERS AND PARTIAL SURRENDERS

IDS Life currently allows deferred annuity contract holders to establish:

- automated transfers of contract values between the fixed account and variable account; or

- automated partial surrenders of contract values. Both services can be in effect at the same time. You can establish them through a one-time written or telephone request to IDS Life.

The minimum transfer amount from any account or partial surrender amount from the contract is $50 and you can make the transfer or surrender on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time but you must give IDS Life 30 days' notice to change any automated transfer or surrender instructions that are currently in place.

--------------------------------------------------------------------------------

10      IDS LIFE VARIABLE ANNUITY FUND A

Automated transfers or partial surrenders are subject to all of the other contract provisions and terms including provisions relating to the transfer of money between accounts. They are not available for 1969 Series Contracts that were issued prior to May 1971.

Automated transfers from the fixed account may not exceed an amount that will deplete the fixed account within 12 months. If you have made any type of transfer from the fixed account, you may not transfer contract values from the variable account back to the fixed account until the next contract anniversary.

For more information regarding surrenders, see page 18.

Under some contracts, applicable law may restrict automated partial surrenders. When automated partial surrenders are in effect, additional purchase payments may not be appropriate and, therefore, are not permitted.

IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as IDS Life follows the procedures IDS Life and its affiliates will not be liable for any loss resulting from fraudulent requests. IDS Life will process your transfer and/or variable surrender request on the valuation date (any normal business day, Monday through Friday, that the New York Stock Exchange (NYSE) is open) after we receive it. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to ensure that your call is answered as promptly as possible. IDS Life will not allow a telephone surrender request within 30 days of a phoned-in address change.

You may request that telephone withdrawals not be authorized from your account by writing IDS Life.

Automated partial surrenders may result in income taxes and IRS penalty taxes being applied to all or a portion of the amount surrendered. See the sections on Tax charges and Surrendering your contract (page 20).

Consult your tax advisor if you have any questions about the taxation of your annuity.

MEASURING THE VALUE OF YOUR CONTRACT

Because values are always changing with the performance of the Fund's investments, it is not easy to measure value with a variable annuity contract. For this reason, IDS Life uses a technique that involves "units." IDS Life measures the performance of the Fund by changes in the value of a single unit, rather than the total value of the Fund. There are two kinds of units. As long as you are paying into the Fund they are called "accumulation units." When you begin to receive your annuity payments, they change to "annuity units."

- Accumulation units are used to measure the value of deferred annuity contracts during the period before IDS Life makes annuity payments to you.

                      number of your        value of one          total
                      accumulation units    accumulation          accumulation value
                                         X  unit               =

When you buy a deferred annuity contract, IDS Life will credit your purchase payments as accumulation units to your contract.

- Annuity units determine the value of each annuity payment. When you buy an immediate annuity contract, IDS Life will credit your purchase payment as annuity units to your account.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 11

Under a deferred annuity contract, when annuity payments begin, IDS Life will convert your accumulation value into annuity units. From then on, your annuity payments are based on the current annuity unit value.

                      number of your        annuity               value of one
                      annuity units      X  unit value         =  annuity payment

DATES WE REVALUE UNITS -- VALUATION DATE

IDS Life values your units at least once every seven days. At the present time, IDS Life values your units each business day at the close of trading on the NYSE. During an emergency, the Fund can suspend redemption. Those emergency situations would occur if:

- The NYSE closes for reasons other than the usual weekend and holiday closings, or trading on the NYSE is restricted;

- Disposal of the Fund's securities is not reasonable, or it is not reasonably practical for the Fund to determine the fair value of its net assets, or

- The Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (1940 Act) declares a period of emergency to exist.

SPLITTING UNITS

IDS Life can split accumulation or annuity units. We will do so only if it is in the best interests of the contract holders, the annuitants and IDS Life.

THE VALUATION PERIOD

The valuation period starts after the close of business (when the NYSE closes, normally 3 p.m. Central time) on one valuation date and ends with the close of business on the next valuation date.

VALUING FUND ASSETS

We determine the net value of the Fund's assets at the start of each valuation period by taking the total value of the Fund's assets and subtracting liabilities. The net asset value per share generally changes each day. We value Fund securities as follows:

- We value securities traded on national securities exchanges at the last quoted sales price on that day. If a particular security hasn't been traded on a certain day, we take the average price between the last bid (offer to buy) and the last asked (offer to sell) price.

- We also value securities with readily available market quotations but without a listing on an exchange at the average between the last bid and the last asked price.

- We value short-term securities maturing more than 60 days from the valuation date at the market price or approximate market value based on current interest rates. We value short-term securities maturing in 60 days or less but that originally had maturities of more than 60 days at the acquisition date on an amortized cost basis using the market value on the 61st day before maturity. We value short-term securities maturing in 60 days or less at the acquisition date at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

--------------------------------------------------------------------------------

12      IDS LIFE VARIABLE ANNUITY FUND A

- We value securities and other assets without a ready market price at fair value. The Board of Managers is responsible for using valuation methods that they believe give fair value. In cases like this, they may use an outside organization to value these securities. These organizations may use methods that take into consideration yields, trading characteristics and other market data.

WHEN WE CREDIT YOUR PURCHASE PAYMENTS

IDS Life credits each purchase payment at the end of the valuation period during which we receive it at our corporate office.

THE INVESTMENT FACTOR

On each valuation date, IDS Life calculates an investment factor for the valuation period. This factor measures the Fund's investment performance during the period. Here is how the investment factor is determined:

- First, we determine the investment income for the period by combining the Fund's income (interest and any dividends), net realized and unrealized capital gains or losses on investments and expenses.

- Then, we determine the net investment rate by dividing the Fund's net investment income by the net value of the Fund's assets at the beginning of the valuation period.

- Finally, the investment factor for any valuation period is the sum of 1 plus the net investment rate. If the Fund has a negative investment rate for a period, the investment factor will be less than 1.

VALUING AN ACCUMULATION UNIT

IDS Life uses accumulation units to measure the value of your contract during the period before annuity payments begin. We determine the value of an accumulation unit by multiplying the accumulation unit value for the last valuation period by the investment factor for the current period.

Here is an example: Assume the Fund's assets at the start of the day were $1 million and the investment income for the day was $2,000. The total expenses were $398.35 and the value of an accumulation unit the day before was $1.101000.

- Step 1. First, we determine the net investment income. This is income minus expenses or $1,601.65 ($2,000 - $398.35).

- Step 2. Next we determine the investment rate. This is the net investment income divided by the assets at the start of the day or 0.001602 ($1,601.65 divided by 1,000,000).

- Step 3. The investment factor is one plus the investment rate, or 1.001602.

- Step 4. Finally, we determine the value of an accumulation unit by multiplying yesterday's accumulation unit value by the investment factor. The current value of an accumulation unit comes out to $1.102764 (1.101000 x 1.001602).

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 13

VALUING AN ANNUITY UNIT

When you are ready to receive annuity payments, IDS Life exchanges your accumulation units for annuity units. Annuity units measure each variable annuity payment. To determine the value of an annuity unit, we multiply the annuity unit value on the last valuation date by the product of (1) the investment factor for the current period, and (2) the neutralizing factor.

The neutralizing factor removes the assumed investment rate that is built into the variable annuity tables in your contract. The neutralizing factor for a one-day valuation period is 0.999866, when the usual 5% assumed investment rate is used.

Here is a shortcut for calculating the value of an annuity unit:

- Substitute the term "annuity unit" for the term "accumulation unit" each time it appears in the example used for calculating accumulation unit values.

- Then take the answer in Step 4 ($1.102764) and multiply it by the neutralizing factor (0.999866). The answer is the current value of an annuity unit, or $1.102616.

The assumed investment rate is not always 5%. For example, contracts subject to Texas law cannot use more than a 3.5% investment rate. You can request a 3.5% investment rate by sending a written request to IDS Life at its home office. The current policy of IDS Life is to grant a request received no later than 30 days before settlement.

Why would you want a lower assumed investment rate? The value of an annuity unit will rise or fall to the extent that the actual investment rate for the period is more or less than the assumed investment rate. A lower assumed rate produces a lower initial annuity payment, but later payments will rise faster if unit values are going up. Later payments will fall more slowly if unit values are dropping.

ANNUITY PAYMENT STARTING DATE

For INDIVIDUAL DEFERRED CONTRACTS PAID FOR IN ANNUAL INSTALLMENTS, the annuity payment starting date you select must be at least 10 years after the date of your application. You can change the payment date at any time not less than 30 days before annuity payments are to start.

For SINGLE PAYMENT DEFERRED CONTRACTS, the annuity payment starting date must be at least 60 days after the application date.

For IMMEDIATE CONTRACTS, the annuity payment starting date must be no later than 60 days after the application date.

For EMPLOYER PLANS, the annuity starting date must be at least so many years after the application date that the number of years multiplied by the annual purchase payment equals or exceeds $3,000.

For ALL CONTRACTS the annuity payment starting date must come before (whichever one is later):

- the contract anniversary nearest the annuitant's 75th birthday, or

- the 30th contract anniversary.

--------------------------------------------------------------------------------

14      IDS LIFE VARIABLE ANNUITY FUND A

TABLE OF SETTLEMENT RATES

The Progressive Annuity Table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the adjusted age and, when applicable, the sex of the annuitant.

Adjusted age is equal to the annuitant's birthday nearest the settlement date minus any adjustment depending on the calendar year of birth of the annuitant as follows:

                                      ADJUSTMENT FOR
  CALENDAR YEAR OF ANNUITANT'S BIRTH  MALE   FEMALE
                                      --------------
        Prior to 1920                    0       4
        1920 through 1939                1       5
        1940 through 1954                2       6
        1955 through 1969                3       7
        After 1969                       4       8

In ARIZONA GOVERNING COMMITTEE FOR TAX DEFERRED ANNUITY AND DEFERRED COMPENSATION PLANS, ETC. ET AL. V. NATHALIE NORRIS, ETC., the United States Supreme Court decided that Title VII of the Civil Rights Act of 1964 prohibits an employer from offering its employees the option of receiving retirement benefits from one of several companies selected by the employer, all of which pay a woman lower monthly retirement benefits than a similarly situated man. The Court ordered that all retirement benefits derived from contributions made on and after Aug. 1, 1983, must be calculated without regard to the sex of the annuitant.

IDS Life has been administering contributions received since Aug. 1, 1983, on the company's in-force annuity contracts to provide retirement benefits without regard to the sex of the annuitant in those markets which are affected by the Norris decision. IDS Life also has amended new contracts in order to assure continued compliance by employers with the obligations imposed on them by the Norris decision.

ANNUITY PAYMENT PLANS

You may select on the application how you want annuity payments made and when the payments are to begin. If you have a deferred annuity contract, you may change your payment plan at any time at least 30 days before the annuity payment starting date.

Here are the plans available for all annuity contracts as described in this prospectus:

PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death; we will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 15

PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant

A beneficiary of a variable annuity contract may ask for a lump-sum payment under Plan B or Plan C. IDS Life will not grant the request if you asked us not to.

If you have not selected a plan by the annuity payment starting date, Plan B with 120 guaranteed monthly payments will be used.

If the value of the contract is less than $2,000 on the annuity payment starting date, IDS Life may pay the accumulation value in a lump-sum.

DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR DEFERRED CONTRACTS
When annuity payments are to begin, IDS Life computes the first monthly variable annuity payment on the valuation date on or right before the seventh day before the annuity payment starting date.

IDS Life makes the computations using the table of settlement rates in your contract unless we agree on an optional table. IDS Life uses a different table if you elected a 3.5% assumed investment rate. We divide the amount of the first payment by the annuity unit value to give the number of annuity units for your contract.

IDS Life will determine each monthly payment after the first one by multiplying the number of annuity units by the current annuity unit value. IDS Life will compute payouts made by check on the valuation date on or right before the fifth day before the annuity payment date. IDS Life will compute payouts made by a transfer to another IDS fund account on the valuation date on or right before the annuity payment date.

Here is an example: Assume the variable accumulation value on the valuation date seven days before the annuity payment starting date was $30,000 and the plan you selected produces an initial payment of $6 for each $1,000 of accumulation value. Ignoring premium taxes, if any, the first payment would be $180 (30 x $6 = $180).

Now assume the annuity unit value on the valuation date seven days before the annuity payment starting date is $1.800000. The number of annuity units for your contract is 100 ($180 divided by $1.800000 = 100). Ordinarily, IDS Life will pay the value of the same number of annuity units each month.

DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR IMMEDIATE CONTRACTS
IDS Life multiplies the number of your annuity units by the value of one unit. IDS Life determines the value of one unit on the valuation date on or right before the seventh day before the annuity payment is due. The following example shows how we determine the number of your annuity units:

Assume the net purchase payment is $30,000 and the conversion factor, based on actuarial tables and the contract you selected, is $5.50.

Assume the value of one annuity unit on the valuation date is $1.500000.

First divide the net purchase payments by $1,000: $30,000 divided by $1,000 = $30. Next, multiply the answer by the conversion factor: $30 x $5.50 = $165.

Divide the answer by the value of one unit. This gives the number of annuity units paid out each month: $165 divided by $1.500000 = 110 units.

--------------------------------------------------------------------------------

16      IDS LIFE VARIABLE ANNUITY FUND A

THE CHARGES YOU PAY

1) SALES AND ADMINISTRATIVE CHARGES

The tables below show the deductions from your purchase payments for sales and administrative charges. The net amount invested is the total purchase payments minus the deduction for sales and administrative charges.

 SINGLE PAYMENT CONTRACTS
--------------------------------------------------------------------------------

                                                                       TOTAL DEDUCTION
     PART OF THE    DEDUCTION  DEDUCTION FOR        TOTAL CHARGE       AS PERCENTAGE OF
    TOTAL PURCHASE  FOR SALES  ADMINISTRATIVE     AS PERCENTAGE OF        NET AMOUNT
       PAYMENT       CHARGE        CHARGE      TOTAL PURCHASE PAYMENT      INVESTED
    First $15,000        6.0%          2.0%                  8.0%               8.70%
    Next $10,000         4.0           1.0                   5.0                5.26
    Over $25,000         1.5           0.5                   2.0                2.04

 INSTALLMENT PAYMENT CONTRACTS (OTHER THAN EMPLOYER PLAN CONTRACTS)
--------------------------------------------------------------------------------

                                                                                            TOTAL DEDUCTION
                                         DEDUCTION  DEDUCTION FOR        TOTAL CHARGE       AS PERCENTAGE OF
    AMOUNT EQUIVALENT TO STATED ANNUAL   FOR SALES  ADMINISTRATIVE     AS PERCENTAGE OF        NET AMOUNT
              PAYMENT AMOUNT              CHARGE        CHARGE      TOTAL PURCHASE PAYMENT      INVESTED
    1st stated annual payment                18.0%          2.0%                  20.0%             25.00%
    2nd & 3rd stated annual payment          16.0           2.0                   18.0              21.95
    4th stated annual payment                 5.0           2.0                    7.0               7.53
    5th and after stated annual payment       2.0           2.0                    4.0               4.17
    If kept through 10 years                  6.7           2.0                    8.7               9.53

 EMPLOYER PLAN -- ANNUAL PURCHASE CONTRACTS
--------------------------------------------------------------------------------

                                                                            TOTAL DEDUCTION
        PART OF THE      DEDUCTION  DEDUCTION FOR        TOTAL CHARGE       AS PERCENTAGE OF
      TOTAL PURCHASE     FOR SALES  ADMINISTRATIVE     AS PERCENTAGE OF        NET AMOUNT
          PAYMENT         CHARGE        CHARGE      TOTAL PURCHASE PAYMENT      INVESTED
    First $10,000            3.75%          2.0%                  5.75%              6.10%
    Next $40,000              2.0           2.0                    4.0               4.17
    Excess over $50,000       0.5           1.5                    2.0               2.04

Under a Distribution and Services Agreement with the Fund, IDS Life is the principal underwriter and performs all sales and administrative duties. It pays salaries, sales commissions, legal, accounting, auditing or actuarial fees and death benefits under deferred variable annuity contracts. The deductions for sales and administrative charges came to $64,515 for 1999, $72,458 for 1998, and $80,608 for 1997. IDS Life may reduce or eliminate the sales and administrative charge, but only to the extent IDS Life anticipates that we will incur lower sales and administrative expenses or perform fewer services. Generally, this will occur with programs established by an employer for all employees or for all employees in a class, under which employees do not individually enroll in the program.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 17

2) PREMIUM TAXES

Some state and local governments impose a premium tax on us in an amount of up to 3.5. If a state or local government requires IDS Life to pay a premium tax on your contract, IDS Life may deduct it from your purchase payments or from your contract's accumulation value.

3) INCREASES IN LIFE EXPECTANCY AND ADMINISTRATIVE EXPENSES

IDS Life will bear any expenses that occur because of an increase in administrative expenses, or because of an increase in the life expectancy of people receiving variable annuity payments. But, it is not responsible for increases in brokers' fees and transfer taxes on the purchase and sale of assets.

For bearing this risk, IDS Life charges the Fund a fee equal to 1% of the Fund's average daily net assets for the year. This came to $4,513,936 for 1999, $3,919,255 for 1998, and $3,661,128 for 1997.

If the fee is more than enough to cover the increases, IDS Life will keep the difference. If the fee is not enough, IDS Life bears the loss.

4) CHARGE FOR INVESTMENT MANAGEMENT

For acting as investment manager, IDS Life charges the Fund a fee equal to 0.4% of the Fund's average net assets for the year, less any brokerage credits. This came to $1,805,670 for 1999, $1,567,787 for 1998, and $1,464,532 for 1997.

5) TAX CHARGES

IDS Life is taxed as a life insurance company under Subchapter L of the Code. IDS Life treats the Fund as part of IDS Life for federal income tax purposes. IDS Life must pay all taxes that come about because of the Fund. For this reason, IDS Life can charge the Fund for tax charges. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

Investment results credited to a contract are not taxed until you receive annuity benefits.

SURRENDERING YOUR CONTRACT

You can surrender all or part of your annuity contract any time before the annuity payment starting date. There is no surrender charge for either partial or full surrenders. You cannot surrender the contract in whole or in part after annuity payments have started.

For a discussion of automated partial surrenders, see page 10.

Make your request to IDS Life in writing. IDS Life will cash in the number of accumulation units for the amount you request. The units are valued at the next accumulation unit value calculated after IDS Life receives your request in our Minneapolis home office. You cannot surrender part of your contract if the remaining accumulation value will be less than $20, and you cannot repay any amount you surrender. IDS Life usually will mail a check to you within seven days after we process your request. However, IDS Life can delay sending your check until we are sure we have received good payment for the accumulation units you want to surrender.

You may receive extra money if the Fund's state premium tax liability is reduced as a result of your surrender. If it is, you will receive either the amount of the reduction or the amount already deducted from your purchase payments for premium taxes, whichever is less.

Your surrender may result in adverse tax consequences. Consult a qualified tax advisor before requesting a surrender.

--------------------------------------------------------------------------------

18      IDS LIFE VARIABLE ANNUITY FUND A

MAKING WITHDRAWALS ON YOUR CONTRACT

You can make a temporary withdrawal on your contract any time before the annuity payment starting date. The least you can withdraw, including charges, is $250. The most you can withdraw is the sum of your purchase payments less any amounts you previously surrendered. You cannot have more than one temporary withdrawal outstanding at any one time. IDS Life will charge you 2% of your withdrawal at the time of withdrawal in order to cover our administrative costs.

You must pay your withdrawal back within two years. IDS Life will use your repayment to buy accumulation units at their current price. However, you cannot make a repayment after the annuity payment starting date. There are no sales charges. If you do not pay your withdrawal back within two years, IDS Life will regard it as if you surrendered that part of your contract.

HOW DO YOU REPAY YOUR WITHDRAWAL? Inform IDS Life in writing. Otherwise IDS Life will use your regular purchase payments toward repayment. What is left after you fully repay your withdrawal will go toward your regular purchase payments. Any amount of your purchase payment left over after repayment must be at least $10.

- Example: You make a withdrawal of $295 and your next purchase payment is $300. Instead of applying $295 toward the withdrawal and $5 toward the purchase payment, we will apply $290 toward the withdrawal and $10 toward the purchase payment. Now you owe $5 on your withdrawal. IDS Life will take out this amount next time you make a payment.

Keep track of all your withdrawals and surrenders. If your accumulation value falls to zero, IDS Life will close your account.

SPECIAL RULES IF THE ANNUITANT DIES BEFORE THE ANNUITY PAYMENT STARTING DATE

Under a deferred annuity contract, if the annuitant dies before annuity payments begin, the beneficiary will receive the greater of:

- the sum of all purchase payments minus surrenders and unrepaid withdrawals; or

- the accumulation value of the contract.

If the annuitant dies on or after the contract anniversary date nearest his or her 75th birthday, IDS Life will pay only the accumulation value to the beneficiary.

YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS

You will receive a Statement of Charges and a Notice of Cancellation Rights within 60 days after the contract is sent to you. You will have 45 days from the time this notice was sent to you to cancel your installment contract. You will receive the current accumulation value of your account plus any amounts deducted for taxes and charges.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 19

WHAT ABOUT YOUR TAXES?

Part of the annuity payment you receive is taxed as ordinary income and part is excluded from income as your investment in the contract under Section 72 of the Code.

The income earned on an annuity contract held by such entities as corporations, partnerships or trusts generally will be treated as ordinary income received during that year. This provision is effective for annuity contract purchase payments made after Feb. 28, 1986.

If you surrender all or part of the contract before your annuity payment starting date, the federal income tax consequences will depend on when you made your purchase payments. For amounts allocable to purchase payments made after Aug. 13, 1982, the amount of any partial surrender will be taxed as ordinary income to the extent that contract value exceeds the owner's investment in the contract. In addition, a 10% penalty tax will be imposed on the amount of any surrender proceeds that is includable in the owner's income. However, the penalty tax would not affect any surrender occurring after:

- the owner reaches age 59 1/2,

- death of the owner (or the death of the primary annuitant if the owner is not an individual),

- the owner's disability; or

- if the distribution is part of a series of substantially equal periodic payments over the life or life expectancy of the owner (or joint lives or life expectancy of the owner and beneficiary).

Any amount you receive as a withdrawal and the value of any part of an annuity contract pledged or assigned as collateral is taxed as a cash withdrawal to the extent allocable to investment in annuity contracts after Aug. 13, 1982.

Amounts allocable to earlier purchase payments will be taxed as ordinary income to the extent the amount surrendered exceeds the owner's investment in the contract and will not be subject to the 10% penalty tax.

Unlike life insurance proceeds, the death benefit under an annuity contract is not tax exempt. The gain, if any, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

IDS Life intends that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain tax qualification, in spite of any other provisions of the contract. IDS Life reserves the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendment.

IMPORTANT: IDS Life bases this discussion of federal tax laws upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

--------------------------------------------------------------------------------

20      IDS LIFE VARIABLE ANNUITY FUND A

VOTING RIGHTS

The Fund grants and defines voting rights of contract holders under its regulations. To the extent permitted under the 1940 Act, IDS Life may modify these voting rights without a vote of a majority of the outstanding voting units. Variable contract holders can vote on:

- any changes in fundamental investment restrictions;

- the approval of and any changes to the investment management and advisory agreements;

- the election of the Board of Managers; and

- the acceptance of the Fund's independent auditors.

A variable contract holder with accumulation units has a number of votes equal to the number of accumulation units owned. Under a contract where annuity payments have started, IDS Life determines the number of votes by dividing the present value of all future annuity payments by the value of one accumulation unit on the record date. So, there may be a gradual decline in the number of votes to which a contract holder is entitled as we continue to make annuity payments under the contract. The record date will be set by the Board of Managers not more than 60 days before the regular meeting or any special meeting of variable contract holders. Cumulative voting is not authorized.

MANAGEMENT

MEMBERS OF THE BOARD OF MANAGERS AND OFFICERS OF THE FUND

GUMER C. ALVERO*
Member of the Board of Managers
200 AXP Financial Center
Minneapolis, MN

Vice President -- General Manager of Variable Annuity Products Group, American Express Financial Corporation since April 1998. Executive Assistant to President/CEO from April 1996 to April 1998. Program Manager in Financial Institute Group, April 1994 to April 1996.

RODNEY P. BURWELL
Member of the Board of Managers
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Fairview Corporation.

LORRAINE R. HART*
Vice President, Investments
200 AXP Financial Center
Minneapolis, MN

Vice President -- Insurance Investments of American Express Financial Corporation since 1989. Vice President -- Investments of IDS Life since 1992.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 21

JEFFREY S. HORTON*
Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN

Vice President and Treasurer of IDS Life since July 1996.

JEAN B. KEFFELER
Member of the Board of Managers
3424 Zenith Avenue South
Minneapolis, MN

Independent Management Consultant. Director, National Computer Systems.

RICHARD W. KLING*
Chairman of the Board of Managers and President
200 AXP Financial Center
Minneapolis, MN

Director of IDS Life Insurance Company since February 1984; President since March 1994. Executive Vice President, Marketing and Products from January 1988 to March 1994. Senior Vice President, American Express Financial Corporation, since 1994. Director of IDS Life Series Fund, Inc.

THOMAS R. MCBURNEY
Member of the Board of Managers
McBurney Management Advisors
1700 Foshay Tower
821 Marquette
Minneapolis, MN

President, McBurney Management Advisors. Director, The Valspar Corporation (paints); Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.

TIMOTHY S. MEEHAN*
Secretary
200 AXP Financial Center
Minneapolis, MN

Secretary of American Express Financial Corporation, American Express Financial Advisors Inc. and IDS Life Series Fund, Inc. since October 1995. Senior Counsel to American Express Financial Corporation since 1995. Counsel from 1990 to 1995.

--------------------------------------------------------------------------------

22      IDS LIFE VARIABLE ANNUITY FUND A

WILLIAM A. STOLTZMANN*
General Counsel and Assistant Secretary
200 AXP Financial Center
Minneapolis, MN

Vice President and Assistant General Counsel, American Express Financial Corporation, since November 1985 and Vice President, General Counsel and Secretary, IDS Life, since December 1989.

PHILIP C. WENTZEL*
Controller
200 AXP Financial Center
Minneapolis, MN

Vice President and Controller IDS Life. Vice President - Finance, Risk Management Products, American Express Financial Corporation.

* Interested person of the Fund by reason of being an employee of IDS Life or American Express Financial Corporation.

You vote at each regular meeting for the Fund's Board of Managers. Members who are not salaried employees of IDS Life or one of its affiliates receive up to $4,000 annually for serving on the Board. All officers of the Fund are salaried employees of IDS Life or AEFC and do not receive remuneration from the Fund. The officers and managers of the Fund aggregately hold less than 1% of the outstanding voting units.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 23

DIRECTORS AND OFFICERS OF IDS LIFE INSURANCE COMPANY*

THE DIRECTORS:

DAVID R. HUBERS
Director since September 1989; President and Chief Executive Officer, American Express Financial Corporation, since August 1993 and Director, American Express Financial Corporation, since January 1984. Senior Vice President, Finance, and Chief Financial Officer, American Express Financial Corporation, from January 1984 to August 1993.

RICHARD W. KLING
Director since February 1984; President since March 1994; Executive Vice President, Marketing and Products from January 1988 to March 1994. Senior Vice President, American Express Financial Corporation, since May 1994, Vice President from 1988 to 1994. Director of IDS Life Series Fund, Inc. and Chairman of the Board of Managers and President of IDS Life Variable Annuity
Funds A & B.

PAUL F. KOLKMAN
Director since May 1984; Executive Vice President since March 1994; Vice President, Finance from May 1984 to March 1994; Vice President, American Express Financial Corporation, since January 1987. Vice President and Chief Actuary of IDS Life Series Fund, Inc.

PAULA R. MEYER
Director and Executive Vice President, Assured Assets since June 1998. Piper Capital Management (PCM) President from October 1997 to May 1998. PCM Director of Marketing from June 1995 to October 1997. PCM Director of Retail Marketing from December 1993 to June 1995.

JAMES A. MITCHELL
Chairman of the Board since March 1994; Director since July 1984.

PAMELA J. MORET
Director since March 2000; executive vice president -- Variable Assets since 1997; vice president -- Retail Service Group, AEFC, from 1996 to 1997; vice president -- Communications, AEFC, from 1993 to 1996.

BARRY J. MURPHY
Director and Executive Vice President, Client Service since March 1994; Senior Vice President, American Express Financial Corporation since May 1994. Senior Vice President, Operations, Travel Related Services (TRS), a subsidiary of American Express Company, from July 1992 to April 1994; Vice President, TRS, from November 1989 to July 1992.

STUART A. SEDLACEK
Director since March 1994; Vice President, American Express Financial Corporation, since September 1988.

OFFICERS OTHER THAN DIRECTORS:

WILLIAM A. STOLTZMANN
Vice President, General Counsel and Secretary since 1989; Vice President and Assistant General Counsel, American Express Financial Corporation, since November 1985. Vice President, General Counsel and Secretary, American Enterprise Life Insurance Company, American Partners Life Insurance Company.

--------------------------------------------------------------------------------

24      IDS LIFE VARIABLE ANNUITY FUND A

PHILIP C. WENTZEL
Vice president and Controller IDS Life. Vice President -- Finance, Risk Management Products, American Express Financial Corporation.

* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 25

OTHER INFORMATION

HISTORY

The Fund is an open-end diversified investment company as defined under the 1940 Act. It was organized as a segregated asset account by IDS Life under Minnesota law on May 10, 1968.

IDS Life is a stock life insurance company organized under Minnesota law on Aug. 7, 1957. It conducts a conventional life insurance business in addition to its variable annuity business.

ASSETS OF THE FUND

On Dec. 31, 1999, there were 9,683 outstanding contracts. The assets were $507,912,652.

The Fund holds these assets solely for the variable contract holders. The assets are not used to pay liabilities of any other business of IDS Life.

HEADQUARTERS

The corporate office of IDS Life is located in the AXP Financial Center in Minneapolis, Minnesota.

OWNERSHIP OF IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

All of the capital stock of IDS Life is owned by AEFC. On Jan. 12, 1984, Investors Diversified Services, Inc., of which IDS Life was a wholly owned subsidiary, was merged into a wholly owned subsidiary of American Express Company to form IDS Financial Services Inc. On Jan. 1, 1995, IDS Financial Corporation's name was changed to American Express Financial Corporation, and IDS Financial Services Inc.'s name was changed to American Express Financial Advisors Inc. AEFC serves as investment advisor for the Fund. AEFC is an investment advisor for a number of open-end investment companies and for its subsidiaries. AEFC's headquarters is 200 AXP Financial Center, Minneapolis, Minnesota.

OTHER AFFILIATIONS

IDS Life also distributes different variable annuity contracts not described in this prospectus and variable life insurance policies.

The members of the Fund's Board of Managers also serve on the Board of Managers of Fund B and on the Board of Directors of IDS Life Series Fund, Inc.

IDS Life manages Fund A, Fund B and 16 mutual funds that are part of American Express Funds advised by American Express Financial Corporation. These 16 mutual funds are available for purchase only through variable annuity and life insurance contracts which are distributed by IDS Life and its subsidiaries, IDS Life Insurance Company of New York, American Enterprise Life Insurance Company, American Partners Life Insurance Company and American Centurion Life Assurance Company. The names of these funds are:

    AXP(SM) Variable Portfolio -- Blue Chip Advantage Fund
    AXP(SM) Variable Portfolio -- Bond Fund
    AXP(SM) Variable Portfolio -- Capital Resource Fund
    AXP(SM) Variable Portfolio -- Cash Management Fund

--------------------------------------------------------------------------------

26      IDS LIFE VARIABLE ANNUITY FUND A

    AXP(SM) Variable Portfolio -- Diversified Equity Income Fund
    AXP(SM) Variable Portfolio -- Emerging Markets Fund
    AXP(SM) Variable Portfolio -- Extra Income Fund
    AXP(SM) Variable Portfolio -- Federal Income Fund
    AXP(SM) Variable Portfolio -- Global Bond Fund
    AXP(SM) Variable Portfolio -- Growth Fund
    AXP(SM) Variable Portfolio -- International Fund
    AXP(SM) Variable Portfolio -- Managed Fund
    AXP(SM) Variable Portfolio -- New Dimensions Fund-Registered Trademark-AXP(SM) Variable Portfolio -- S&P 500 Index Fund
    AXP(SM) Variable Portfolio -- Small Cap Advantage
    AXP(SM) Variable Portfolio -- Strategy Aggressive Fund.

IDS Life also manages IDS Life Series Fund, Inc., which is available for purchase only through policies distributed by IDS Life and IDS Life Insurance Company of New York.

CUSTODIAN

Pursuant to a custodian agreement, the Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307.

The custodian has entered into a sub-custodian arrangement Bank of New York, New York, NY. As part of this arrangement, portfolio securities purchased outside the United States may be held in custody and deposit accounts that have been established with one or more domestic or foreign banks, or through the facilities of one or more clearing agencies or central securities depositories as may be permitted by law and by the Fund's sub-custodian agreement.

INSURANCE REGULATION

IDS Life is regulated by the Department of Commerce of the State of Minnesota. From time to time, the department examines the company's liabilities and reserves and certifies their correctness. IDS Life also is subject to insurance laws and regulations of other states where it is licensed to do business.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 27

FINANCIAL STATEMENTS

The Report of Independent Auditors and the Financial Statements, including Notes to Financial Statements and the schedule of investments in securities, contained in the 1999 Annual Report to IDS Life Variable Annuity Fund A contract holders are incorporated in this Prospectus by reference. No other portion of the Annual Report, however, is incorporated by reference.

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Fund. All of the major systems used by IDS Life and the Fund are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life and the Fund's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the Fund, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life and the Fund's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life and the Fund's business, results of operations, or financial condition as a result of the Year 2000 issue.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purported to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. In addition to claims that were included in the Benacquisto lawsuit, the second action included an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard

--------------------------------------------------------------------------------

28      IDS LIFE VARIABLE ANNUITY FUND A

Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g.
IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions sought damages in an unspecified amount and also sought to establish a claims resolution facility for the determination of individual issues.

IDS Life is included as a party to a preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement or any other lawsuits in which IDS Life is a defendant, will have a material adverse effect on our financial condition.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 29

1 9 9 9         P R O S P E C T U S

IDS LIFE VARIABLE
ANNUITY FUND A

--------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
200 AXP Financial Center
Minneapolis, Minnesota 55474

                                                       S-6164 K (5/00)

IDS LIFE INSURANCE COMPANY
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-1

IDS LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
------------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $7,105,743; 1998, $8,420,035)   $ 7,156,292  $ 7,964,114
    Available for sale, at fair value
    (amortized cost:
    1999, $13,703,137; 1998,
    $13,344,949)                           13,049,549   13,613,139
------------------------------------------------------------------
                                           20,205,841   21,577,253
Mortgage loans on real estate               3,606,377    3,505,458
Policy loans                                  561,834      525,431
Other investments                             506,797      366,604
------------------------------------------------------------------
    Total investments                      24,880,849   25,974,746
Cash and cash equivalents                      32,333       22,453
Amounts recoverable from reinsurers           327,168      262,260
Amounts due from brokers                          145          327
Other accounts receivable                      48,578       47,963
Accrued investment income                     343,449      366,574
Deferred policy acquisition costs           2,665,175    2,496,352
Deferred income taxes, net                    216,020           --
Other assets                                   33,089       30,487
Separate account assets                    35,894,732   27,349,401
------------------------------------------------------------------
Total assets                              $64,441,538  $56,550,563
------------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $20,552,159  $21,172,303
Universal life-type insurance               3,391,203    3,343,671
Traditional life insurance                    226,842      225,306
Disability income and long-term care
  insurance                                   811,941      660,320
Policy claims and other policyholders'
  funds                                        24,600       70,309
Deferred income taxes, net                         --       16,930
Amounts due to brokers                        148,112      195,406
Other liabilities                             579,678      410,285
Separate account liabilities               35,894,732   27,349,401
------------------------------------------------------------------
Total liabilities                          61,629,267   53,443,931
------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
  Capital stock, $30 par value per
  share;
100,000 shares authorized, issued and
  outstanding                                   3,000        3,000
Additional paid-in capital                    288,327      288,327
Accumulated other comprehensive (loss)
  income, net of tax:
Net unrealized securities (losses) gains     (411,230)     169,584
------------------------------------------------------------------
Retained earnings                           2,932,174    2,645,721
------------------------------------------------------------------
Total stockholder's equity                  2,812,271    3,106,632
------------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $64,441,538  $56,550,563
==================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998        1997
 REVENUES:
-----------------------------------------------------------------------------
Premiums:
Traditional life insurance                $   53,790   $   53,132  $   52,473
Disability income and long-term care
  insurance                                  201,637      176,298     154,021
-----------------------------------------------------------------------------
Total premiums                               255,427      229,430     206,494
Policyholder and contractholder charges      411,994      383,965     341,726
Management and other fees                    473,108      401,057     340,892
Net investment income                      1,919,573    1,986,485   1,988,389
Net realized gain on investments              26,608        6,902         860
-----------------------------------------------------------------------------
Total revenues                             3,086,710    3,007,839   2,878,361
-----------------------------------------------------------------------------

 BENEFITS AND EXPENSES:
-----------------------------------------------------------------------------
Death and other benefits:
Traditional life insurance                    29,819       29,835      28,951
Universal life-type insurance and
  investment contracts                       118,561      108,349      92,814
Disability income and long-term care
  insurance                                   30,622       27,414      22,333
Increase in liabilities for future
  policy benefits:
Traditional life insurance                     7,311        6,052       3,946
Disability income and long-term care
  insurance                                   87,620       73,305      63,631
Interest credited on universal life-type
  insurance and investment contracts       1,240,575    1,317,124   1,386,448
Amortization of deferred policy
  acquisition costs                          332,705      382,642     322,731
Other insurance and operating expenses       335,180      287,326     276,596
-----------------------------------------------------------------------------
Total benefits and expenses                2,182,393    2,232,047   2,197,450
-----------------------------------------------------------------------------
Income before income taxes                   904,317      775,792     680,911
Income taxes                                 267,864      235,681     206,664
-----------------------------------------------------------------------------
Net income                                $  636,453   $  540,111  $  474,247
=============================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-3

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $2,444,080     $3,000     $283,615     $  86,102     $2,071,363
Comprehensive income:
Net income                                               474,247         --           --            --        474,247
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of
  ($7,714) and taxes of ($75,215)                        139,686         --           --       139,686             --
Reclassification adjustment for losses included in
  net income, net of tax of ($308)                           571         --           --           571             --
Other comprehensive income                               140,257         --           --       140,257             --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     614,504         --           --            --             --
Capital contribution from parent                           7,232         --        7,232            --             --
Cash dividends to parent                                (200,000)        --           --            --       (200,000)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                             2,865,816      3,000      290,847       226,359      2,345,610
Comprehensive income:
Net income                                               540,111         --           --            --        540,111
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $6,333 and taxes of $32,826                            (60,964)        --           --       (60,964)            --
Reclassification adjustment for losses included in
  net income, net of tax of ($2,254)                       4,189         --           --         4,189             --
Other comprehensive loss                                 (56,775)        --           --       (56,775)            --
Comprehensive income                                     483,336         --           --            --             --
Other changes                                             (2,520)        --       (2,520)           --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (240,000)        --           --            --       (240,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                             3,106,632      3,000      288,327       169,584      2,645,721

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                            $3,106,632     $3,000     $288,327     $ 169,584     $2,645,721
Comprehensive income:
Net income                                               636,453         --           --            --        636,453
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $28,444 and taxes of $304,936                         (566,311)        --           --      (566,311)            --
Reclassification adjustment for gains included in
  net income, net of tax of $7,810                       (14,503)        --           --       (14,503)            --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (580,814)        --           --      (580,814)            --
Comprehensive income                                      55,639         --           --            --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (350,000)        --           --            --       (350,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $2,812,271     $3,000     $288,327     $(411,230)    $2,932,174
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998         1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------
Net income                                $   636,453  $   540,111  $   474,247
Adjustments to reconcile net income to
  net cash provided by operating
  activities: Policy loans, excluding
  universal life-type insurance:
Issuance                                      (56,153)     (53,883)     (54,665)
Repayment                                      54,105       57,902       46,015
Change in amounts recoverable from
  reinsurers                                  (64,908)     (56,544)     (47,994)
Change in other accounts receivable              (615)     (10,068)       6,194
Change in accrued investment income            23,125       (9,184)     (14,077)
Change in deferred policy acquisition
  costs, net                                 (140,379)     (10,443)    (156,486)
Change in liabilities for future policy
  benefits for traditional life,
  disability income and long-term care
  insurance                                   153,157      138,826      112,915
Change in policy claims and other
  policyholders' funds                        (45,709)       1,964      (15,289)
Deferred income tax provision (benefit)        79,796      (19,122)      19,982
Change in other liabilities                   169,395       64,902       13,305
(Accretion of discount), amortization of
  premium, net                                (17,907)       9,170       (5,649)
Net realized gain on investments              (26,608)      (6,902)        (860)
Policyholder and contractholder charges,
  non-cash                                   (175,059)    (172,396)    (160,885)
Other, net                                     (5,324)      10,786        7,161
-------------------------------------------------------------------------------
Net cash provided by operating
  activities                              $   583,369  $   485,119  $   223,914

 CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------
Fixed maturities held to maturity:
Purchases                                 $    (3,030) $    (1,020) $    (1,996)
Maturities, sinking fund payments and
  calls                                       741,949    1,162,731      686,503
Sales                                          66,547      236,963      236,761
Fixed maturities available for sale:
Purchases                                  (3,433,128)  (4,100,238)  (3,160,133)
Maturities, sinking fund payments and
  calls                                     1,442,507    2,967,311    1,206,213
Sales                                       1,691,389      278,955      457,585
Other investments, excluding policy
  loans:
Purchases                                    (657,383)    (555,647)    (524,521)
Sales                                         406,684      579,038      335,765
Change in amounts due from brokers                182        8,073        2,647
Change in amounts due to brokers              (47,294)    (186,052)     119,471
-------------------------------------------------------------------------------
Net cash provided by (used in) investing
  activities                                  208,423      390,114     (641,705)

 CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------
Activity related to universal life-type
  insurance and investment contracts:
Considerations received                     2,031,630    1,873,624    2,785,758
Surrenders and other benefits              (3,669,759)  (3,792,612)  (3,736,242)
Interest credited to account balances       1,240,575    1,317,124    1,386,448
Universal life-type insurance policy
  loans:
Issuance                                     (102,239)     (97,602)     (84,835)
Repayment                                      67,881       67,000       54,513
Capital transaction with parent                    --           --        7,232
Dividends paid                               (350,000)    (240,000)    (200,000)
-------------------------------------------------------------------------------
Net cash (used in) provided by financing
  activities                                 (781,912)    (872,466)     212,874
-------------------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                   9,880        2,767     (204,917)
Cash and cash equivalents at beginning
  of year                                      22,453       19,686      224,603
-------------------------------------------------------------------------------
Cash and cash equivalents at end of year  $    32,333  $    22,453  $    19,686
-------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-7

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $214,940  $215,003  $174,472
Interest on borrowings                  4,521    14,529     8,213

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1999, unlocking adjustments resulted in a net decrease in amortization of $56.8 million. Net unlocking adjustments in 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 1999, the Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $852 receivable from and $26,291 payable to, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-9

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a liability for estimated guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires the recognition of all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES      VALUE
------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   37,613   $   236     $  2,158   $   35,691
State and municipal
  obligations                        9,681       150           --        9,831
Corporate bonds and
  obligations                    5,713,475    91,571      113,350    5,691,696
Mortgage-backed securities       1,395,523     4,953       31,951    1,368,525
------------------------------------------------------------------------------
                                $7,156,292   $96,910     $147,459   $7,105,743
------------------------------------------------------------------------------

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    46,325   $   612     $  2,231   $    44,706
State and municipal
  obligations                        13,226       519          191        13,554
Corporate bonds and
  obligations                     7,960,352    60,120      560,450     7,460,022
Mortgage-backed securities        5,683,234     9,692      161,659     5,531,267
--------------------------------------------------------------------------------
Total fixed maturities           13,703,137    70,943      724,531    13,049,549
Equity securities                     3,000        16           --         3,016
--------------------------------------------------------------------------------
                                $13,706,137   $70,959     $724,531   $13,052,565
--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES       VALUE
-------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   39,888   $  4,460    $    --    $   44,348
State and municipal
  obligations                        9,683        490         --        10,173
Corporate bonds and
  obligations                    6,305,476    447,752     27,087     6,726,141
Mortgage-backed securities       1,609,067     30,458        152     1,639,373
-------------------------------------------------------------------------------
                                $7,964,114   $483,160    $27,239    $8,420,035
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-11

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    52,043   $  3,324    $     --   $    55,367
State and municipal
  obligations                        11,060      1,231          --        12,291
Corporate bonds and
  obligations                     7,332,344    271,174     155,181     7,448,337
Mortgage-backed securities        5,949,502    151,511       3,869     6,097,144
--------------------------------------------------------------------------------
Total fixed maturities           13,344,949    427,240     159,050    13,613,139
Equity securities                     3,000        158          --         3,158
--------------------------------------------------------------------------------
                                $13,347,949   $427,398    $159,050   $13,616,297
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST       VALUE
----------------------------------------------------------------
Due in one year or less                   $  238,740  $  239,747
Due from one to five years                 2,996,713   3,012,721
Due from five to ten years                 1,922,199   1,893,918
Due in more than ten years                   603,117     590,832
Mortgage-backed securities                 1,395,523   1,368,525
----------------------------------------------------------------
                                          $7,156,292  $7,105,743
----------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less                   $   271,381  $   274,415
Due from one to five years                    595,747      592,533
Due from five to ten years                  4,936,041    4,669,573
Due in more than ten years                  2,216,734    1,981,761
Mortgage-backed securities                  5,683,234    5,531,267
------------------------------------------------------------------
                                          $13,703,137  $13,049,549
------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $68,470, $230,036 and $229,848, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively.

At December 31, 1999, bonds carried at $14,559 were on deposit with various states as required by law.

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.7 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999         1998
------------------------------------------------------------------
Aaa/AAA                                   $ 7,144,280  $ 7,629,628
Aaa/AA                                          1,920        2,277
Aa/AA                                         301,728      308,053
Aa/A                                          314,168      301,325
A/A                                         2,598,300    2,525,283
A/BBB                                       1,014,566    1,148,736
Baa/BBB                                     6,319,549    6,237,014
Baa/BB                                        348,849      492,696
Below investment grade                      2,816,069    2,664,051
------------------------------------------------------------------
                                          $20,859,429  $21,309,063
------------------------------------------------------------------

At December 31, 1999, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
REGION                             SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
East North Central              $  715,998    $ 10,380    $  750,705    $ 16,393
West North Central                 555,635      42,961       491,006      81,648
South Atlantic                     867,838      23,317       839,233      21,020
Middle Atlantic                    428,051       1,806       476,448       6,169
New England                        259,243       4,415       263,761       2,824
Pacific                            238,299       3,466       195,851      16,946
West South Central                 144,607       4,516       136,841       1,412
East South Central                  43,841          --        46,029          --
Mountain                           381,148       9,380       345,379       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-13

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
PROPERTY TYPE                      SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
Department/retail stores        $1,158,712    $ 33,829    $1,139,349    $ 59,305
Apartments                         887,538      11,343       960,808       9,272
Office buildings                   931,234      26,062       783,576      50,450
Industrial buildings               309,845       5,525       298,549      13,263
Hotels/motels                      103,625          --       109,185      14,122
Medical buildings                  114,045          --       124,369          --
Nursing/retirement homes            45,935          --        46,696          --
Mixed use                           66,893          --        65,151          --
Other                               16,833      23,482        17,570       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $21,375 and $24,941, respectively, with allowances of $5,750 and $6,662, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $23,815 and $37,873, respectively.

The Company recognized $1,190, $1,809 and $2,981 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997 respectively.

The following table presents changes in the allowance for losses related to all loans:

                                      1999     1998     1997
--------------------------------------------------------------
Balance, January 1                   $39,795  $38,645  $37,495
Provision (reduction) for
  investment losses                   (9,512)   7,582    8,801
Loan payoffs                            (500)    (800)  (3,851)
Foreclosures and writeoffs            (1,500)  (5,632)  (3,800)
--------------------------------------------------------------
Balance, December 31                 $28,283  $39,795  $38,645
--------------------------------------------------------------

At December 31, 1999, the Company had no commitments to purchase investments other than mortgage loans.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY

Net investment income for the years ended December 31 is summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Interest on fixed maturities         $1,598,059  $1,676,984  $1,692,481
Interest on mortgage loans              285,921     301,253     305,742
Other investment income                  70,892      43,518      25,089
Interest on cash equivalents              5,871       5,486       5,914
-----------------------------------------------------------------------
                                      1,960,743   2,027,241   2,029,226
Less investment expenses                 41,170      40,756      40,837
-----------------------------------------------------------------------
                                     $1,919,573  $1,986,485  $1,988,389
-----------------------------------------------------------------------

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Fixed maturities                     $22,387  $12,084  $16,115
Mortgage loans                        10,211   (5,933)  (6,424)
Other investments                     (5,990)     751   (8,831)
--------------------------------------------------------------
                                     $26,608  $ 6,902  $   860
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999       1998      1997
------------------------------------------------------------------
Fixed maturities available for sale  $(921,778) $(93,474) $223,441
Equity securities                         (142)     (203)       53

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1999      1998      1997
-----------------------------------------------------------------
Federal income taxes:
Current                              $178,444  $244,946  $176,879
Deferred                               79,796   (16,602)   19,982
-----------------------------------------------------------------
                                      258,240   228,344   196,861
State income taxes-current              9,624     7,337     9,803
-----------------------------------------------------------------
Income tax expense                   $267,864  $235,681  $206,664
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-15

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                     $316,511   35.0%  $271,527   35.0%  $238,319   35.0%
Tax-excluded interest and
  dividend income            (9,626)  (1.1)   (12,289)  (1.6)   (10,294)  (1.5)
State taxes, net of
  federal benefit             6,256    0.7      4,769    0.6      6,372    0.9
Affordable housing
  credits                   (31,000)  (3.4)   (19,688)  (2.5)   (20,705)  (3.0)
Other, net                  (14,277)  (1.6)    (8,638)  (1.1)    (7,028)  (1.0)
-------------------------------------------------------------------------------
Total income taxes         $267,864   29.6%  $235,681   30.4%  $206,664   30.4%
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1999, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                            1999      1998
------------------------------------------------------------
Deferred tax assets:
Policy reserves                           $733,647  $756,769
Unrealized loss on available for sale
  investments                              221,431        --
Investments, other                           1,873        --
Life insurance guaranty fund assessment
  reserve                                    4,789    15,289
Other                                           --     4,253
------------------------------------------------------------
Total deferred tax assets                  961,740   776,311
------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs          740,837   698,471
Unrealized gain on available for sale
  investments                                   --    91,315
Investments, other                              --     3,455
Other                                        4,883        --
------------------------------------------------------------
Total deferred tax liabilities             745,720   793,241
------------------------------------------------------------
Net deferred tax assets (liabilities)     $216,020  $(16,930)
------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY
aggregated $1,693,356 as of December 31, 1999 and $1,598,203 as of December 31, 1998 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2000 in excess of approximately $418,845 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Statutory net income                 $  478,173  $  429,903  $  379,615
Statutory capital and surplus         1,978,406   1,883,405   1,765,290

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1999 and 1998. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $nil and $103 in 1999, 1998 and 1997, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $223, $211 and $201 in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $1,906, $1,503 and $1,245, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1999, 1998 and 1997 was $1,147, $1,352 and $1,330, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $485,177, $411,337 and $414,155 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. COMMITMENTS AND CONTINGENCIES

At December 31, 1999, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $89,271,957, $81,074,928 and $74,730,720 respectively, of which $8,281,576, $4,912,313 and $4,351,904 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $76,970, $66,378 and $60,495 and reinsurance recovered from reinsurers amounted to $27,816, $20,982, and $19,042 for the years ended December 31, 1999, 1998 and
1997, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-17

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in all three lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million class participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The settlement costs allocated to the Company are included in the accompanying 1999 statement of income and did not have a material impact on the Company's consolidated financial position or results from operations.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently completing the audit for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 1999 and $nil at December 31, 1998.

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY

The Company's holdings of derivative financial instruments are as follows:

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1999                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $2,500,000  $ 9,685   $ 12,773    $12,773
  Interest rate floors           1,000,000      602        319        319
  Options purchased                180,897   49,789     61,745     61,745
Liabilities:
  Options written                   43,262   (1,677)    (2,402)        --
Off balance sheet:
  Interest rate swaps            1,267,000       --    (17,582)        --
                                            -------   --------    -------
                                            $58,399   $ 54,853    $74,837
                                            =======   ========    =======

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1998                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $3,400,000  $ 15,985  $  4,256    $ 4,256
  Interest rate floors           1,000,000     1,082    13,971     13,971
  Options purchased                110,912    24,094    29,453     29,453
Liabilities:
  Options purchased/written        265,454   (10,526)  (11,062)        --
Off balance sheet:
  Interest rate swaps            1,667,000        --   (73,477)        --
                                            --------  --------    -------
                                            $ 30,635  $(36,859)   $47,680
                                            ========  ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2000 to 2003. The purchased and written options expire on various dates from 2000 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-19

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1999 and 1998 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 1999 deferred losses on purchased put and written call index options were $nil. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and deferred gains on written call index options were $7,435, respectively.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL ASSETS                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $ 7,156,292  $ 7,105,743  $ 7,964,114  $ 8,420,035
    Available for sale           13,049,549   13,049,549   13,613,139   13,613,139
  Mortgage loans on real
    estate (Note 2)               3,606,377    3,541,958    3,505,458    3,745,617
  Other:
    Equity securities (Note 2)        3,016        3,016        3,158        3,158
    Derivative financial
      Instruments (Note 8)           60,076       74,837       41,161       47,680
    Other                             2,258        2,258       28,872       28,872
Cash and cash equivalents
  (Note 1)                           32,333       32,333       22,453       22,453
Separate account assets (Note
  1)                             35,894,732   35,894,732   27,349,401   27,349,401

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL LIABILITIES              VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $19,189,170  $18,591,859  $19,855,203  $19,144,838
  Derivative financial
    instruments (Note 8)              1,677       19,984       10,526       84,539
Separate account liabilities     31,869,184   31,016,081   25,005,732   24,179,115

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,270,094 and $1,226,985, respectively, and policy loans of $92,895 and $90,115, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY
annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $4,025,548 and $2,343,669, respectively.

10. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-21

                           PART II. OTHER INFORMATION

Item 1.           FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         List of financial statements filed as part of this Post-Effective Amendment to the Registration Statement.

         Financial Statements included in the prospectus, Part I:

         IDS Life Insurance Company:

              Consolidated Balance Sheets as of December 31, 1999, and December 31, 1998.

              Consolidated Statements of Income for the years ended December 31, 1999, 1998, and 1997.

              Consolidated Statements of Stockholder's Equity, three years ended December 31, 1999.

              Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998, and 1997.

              Notes to Consolidated Financial Statements.

              Report of Independent Auditors dated February 3, 2000.

(b)      Exhibits

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29081 filed on May 16, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-effective Amendment No. 56, is incorporated by reference.

2.       Regulations  of  IDS  Life  Variable  Annuity  Fund  A as  Amended  and
         Restated, dated June 22, 1979, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29081 filed on December 10, 1979, and refiled electronically on or about April 11, 1995 are incorporated by reference.

3. Not applicable.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29081 filed on December 10, 1979, are incorporated by reference.

5.(a) Investment Advisory Agreement between IDS Life Insurance Company and IDS/American Express dated January 12, 1984, filed as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 44, and refiled electronically April 27, 1994 as Exhibit 5(a) with Post-Effective Amendment No. 56, is incorporated by reference.

5.(b) Investment Management and Advisory Agreement between IDS Life Insurance Company and IDS Life Variable Annuity Fund A dated January 12, 1984, filed as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 44, and refiled electronically April 27, 1994 as Exhibit 5(b) with Post-Effective Amendment No. 56, is incorporated by reference.

6. Distribution and Services Agreement between Registrant and IDS Life Insurance Company, dated January 12, 1984, filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 44, and refiled electronically April 27, 1994 as Exhibit 6 with Post-Effective Amendment No. 56, is incorporated by reference.

7.       None.

8.(a) Custodian Agreement between Registrant, IDS Life Insurance Company, and American Express Bank & Trust, dated July 12, 1990, filed as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 53 to this Registration Statement, filed April 15, 1991, and refiled electronically April 27, 1994 as Exhibit 8(a) with Post-Effective Amendment No. 56, is incorporated by reference.

8.(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

9.       Not applicable.

10. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

11.      Consent of Independent Auditors is filed electronically herewith.

12.      through 15: not applicable.

16.(a) IDS Life Variable Annuity Fund A Power of Attorney to sign Amendments to this Registration Statement, dated April 20, 2000, is filed electronically herewith.

16.(b) IDS Life Insurance Company Power of Attorney, dated April 20, 2000, is filed electronically herewith.

Item 2.           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Both the Registrant and IDS Life Variable Annuity Fund B are separate accounts of IDS Life. Consequently, the securities and funds of the Registrant and Fund B are technically those of IDS Life, even though the securities and funds of the two Funds are maintained as separate accounts under Minnesota Law pursuant to a safekeeping agreement with American Express Bank & Trust. As separate Accounts, Minnesota Law provides that the assets of the Funds are not chargeable with liabilities arising out of any other business of IDS Life and are held for the exclusive benefit of owners of variable annuity contracts based on the Funds.

Item 3.           NUMBER OF HOLDERS OF SECURITIES

                                                    Number of Record Holders
                  Title of Class                      as of March 31, 2000
                  Variable Annuities                          9,683

Item 4.           INDEMNIFICATION

         The Regulations of the Registrant provide that each member of the Board of Managers and each Officer of the Fund shall be indemnified by IDS Life, of which the Fund is a separate account, for reasonable costs and expenses actually and necessarily incurred in defense of any action, suit or proceedings where the defendant is a party by reason of being a Manager or Officer. No indemnification will be forthcoming in the event of an adjudication of willful misfeasance, bad faith, gross negligence or reckless disregard by the Officer or Manager of the duties of his office. In the absence of an adjudication expressly absolving the Office or Manager of the afore-detailed wrongful conduct, indemnification may still be advanced should 2/3 of the members of the Board of Directors of IDS Life who were not involved in the processing resolve there was no instance of such wrongful conduct. In the instance of such a resolution, the indemnification claim still must be found to be reasonable in amount and proper in presentation by independent counsel of IDS Life. Should any proceeding be settled, indemnification shall not exceed the costs, fees and expenses which would have been incurred had the proceeding been litigated. The payment of indemnification by IDS Life will not prevent a variable contract holder from challenging the payment by appropriate legal action on the basis that the payment was improper because of willful misfeasance, bad faith, gross negligence or reckless disregard by an Officer or Manager of his duties.

         The By-Laws of the Registrant's investment management underwriter, IDS Life, also contains an indemnification clause. The clause provides that IDS Life shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of IDS Life, or is or was serving at the direction of IDS Life as a Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent against any liability to IDS Life or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

At the time of the filing of the Registration  Statement of the Registrant,  IDS
Life   included  the  following   undertaking   with  regard  to  the  foregoing
indemnification procedures:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise ISL [sic ____. IDS Life] has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of ISL [sic ____. IDS Life] of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, ISL [sic ____. IDS Life] will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 5. Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      200 AXP Financial Center     Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             200 AXP Financial Center     Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN  55474
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                Durham, NC 27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------


Timothy V. Bechtold,            American Centurion Life      200 AXP Financial Center     Director and President
Vice President                  Assurance Company            Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Futures Corporation                                   Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   200 AXP Financial Center     Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN  55474
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          200 AXP Financial Center     Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN  55474       Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   200 AXP Financial Center     Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN  55474       Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      200 AXP Financial Center     Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN  55474
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.


                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       200 AXP Financial Center     Director and President
Vice President and General                                   Minneapolis, MN  55474
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   200 AXP Financial Center     Vice President - Retail
Vice President - Retail         Advisors Inc.                Minneapolis, MN  55474       Distribution Services
Distribution Services


------------------------------- ---------------------------- ---------------------------- ----------------------------

Colleen Curran,                 American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   200 AXP Financial Center     Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN  55474       General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       200 AXP Financial Center     Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN  55474       Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      200 AXP Financial Center     Director
Vice President                  Assurance Company            Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     200 AXP Financial Center     Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN  55474       Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Gallus                 American Express Financial   200 AXP Financial Center     Vice President-Investment
Vice President-Investment       Advisors Inc.                Minneapolis, MN  55474       Administration
Administration
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN  55474       Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.


------------------------------- ---------------------------- ---------------------------- ----------------------------

Teresa A. Hanratty              American Express Financial   200 AXP Financial Center     Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474       President-Field Management
President-Field Management
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       200 AXP Financial Center     Vice President
Vice President                                               Minneapolis, MN  55474

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN  55474       Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Brian M. Heath                  American Express Financial   200 AXP Financial Center     Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN  55474       General Sales Manager
President and General Sales
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       200 AXP Financial Center     Director and President
Vice President                  Company                      Minneapolis, MN  55474

                                American Express Asset                                    Vice President
                                Management International
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------


Jeffrey S. Horton,              AMEX Assurance Company       200 AXP Financial Center     Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN  55474       and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer


                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       200 AXP Financial Center     Director
Director, President and Chief                                Minneapolis, MN  55474
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Debra A. Hutchinson             American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   200 AXP Financial Center     Vice President and
Vice President and              Advisors Inc.                Minneapolis, MN  55474       Controller-Advice and
Controller-Advice and Retail                                                              Retail Distribution Group
Distribution Group

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474


------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       200 AXP Financial Center     Director
Senior Vice President -                                      Minneapolis, MN  55474
Insurance Products

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Insurance Products

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director, Chief Executive
                                                                                          Officer and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   200 AXP Financial Center     Vice President
                                Advisors                     Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   200 AXP Financial Center     Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474       President-Direct and
President-Direct and                                                                      Interactive Group
Interactive Group
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kurt A Larson,                  American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   200 AXP Financial Center     Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN  55474       U.S. Economist
Economist



------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   200 AXP Financial Center     Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN  55474       Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   200 AXP Financial Center     Vice President -
Vice President - Distribution   Advisors Inc.                Minneapolis, MN  55474       Distribution Channel
Channel Marketing                                                                         Marketing
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy J. Masek                American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN  55474       Director of Global Research
of Global Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     200 AXP Financial Center     Vice President
Vice President                  Insurance Company            Minneapolis, MN  55474

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Shashank B. Modak               American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   200 AXP Financial Center     Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474       Investment Products
President - Investment
Products

                                American Express Trust                                    Vice President
                                Company


                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      200 AXP Financial Center     Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN  55474
President

                                American Enterprise                                       Director
                                Investment Services, Inc.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Owens Neal,                American Express Financial   200 AXP Financial Center     Vice President-Consumer
Vice President-Consumer         Advisors Inc.                Minneapolis, MN  55474       Marketing
Marketing
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   200 AXP Financial Center     Vice
Vice President-Compensation     Advisors Inc.                Minneapolis, MN  55474       President-Compensation
Services and ARD Product                                                                  Services and ARD Product
Distribution                                                                              Distribution

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary


                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   200 AXP Financial Center     Vice President - Branded
Vice President - Branded        Advisors Inc.                Minneapolis, MN  55474       Platform Project
Platform Project
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       200 AXP Financial Center     Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN  55474       Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Rebecca K. Roloff,              American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             200 AXP Financial Center     Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN  55474
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.


                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Theresa M. Sapp                 American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       200 AXP Financial Center     Director
Director, Senior Vice                                        Minneapolis, MN  55474
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller


                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       200 AXP Financial Center     Senior Vice President
Vice President                                               Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      200 AXP Financial Center     Vice President
Vice President                  Service Corporation          Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     200 AXP Financial Center     Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN  55474       General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   200 AXP Financial Center     Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN  55474
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,         American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------


Keith N. Tufte                  American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN  55474       Director of Equity Research
of Equity Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.


------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       200 AXP Financial Center     Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN  55474       and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   200 AXP Financial Center     Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55474
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.



                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205


Item 6.           PRINCIPAL UNDERWRITERS

                  (a) IDS Life is the Principal underwriter for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, AND MZ, IDS Life Account MGA and IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

                  (b). As to each director, officer or partner of the principal underwriter



Name and Principal Business Address   Position and Offices with Underwriter     Positions and Offices with
                                                                                Registrant
------------------------------------- ----------------------------------------- -------------------------------------

Timothy V. Bechtold                   Executive Vice President, Risk            None
200 AXP Financial Center              Management Products
Minneapolis, MN  55474

David J. Berry                        Vice President                            None
200 AXP Financial Center
Minneapolis, MN  55474

Mark W. Carter                        Executive Vice President, Marketing       None
200 AXP Financial Center
Minneapolis, MN  55474

Robert M. Elconin                     Vice President                            None
200 AXP Financial Center
Minneapolis, MN  55474

Lorraine R. Hart                      Vice President, Investments               Vice President
200 AXP Financial Center
Minneapolis, MN  55474


Jeffrey S. Horton                     Vice President, Treasurer and Assistant   Vice President and Treasurer
200 AXP Financial Center              Secretary
Minneapolis, MN  55474

David R. Hubers                       Director                                  None
200 AXP Financial Center
Minneapolis, MN  55474

James M. Jensen                       Vice President, Insurance Product         None
200 AXP Financial Center              Development
Minneapolis, MN  55474

Richard W. Kling                      Director, Chief Executive Officer and     Manager, Chairman of the Board and
200 AXP Financial Center              President                                 President
Minneapolis, MN  55474

Paul F. Kolkman                       Director and Executive Vice President     None
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Director and Executive Vice President,    None
200 AXP Financial Center              Assured Assets
Minneapolis, MN  55474

James A. Mitchell                     Director and Chairman of the Board        None
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Director and Executive Vice President,    None
200 AXP Financial Center              Variable Assets
Minneapolis, MN  55474

Barry J. Murphy                       Director and Executive Vice President,    None
200 AXP Financial Center              Client Service
Minneapolis, MN  55474

James R. Palmer                       Vice President, Taxes                     None
200 AXP Financial Center
Minneapolis, MN  55474

Stuart A. Sedlacek                    Director and Executive Vice President     None
200 AXP Financial Center
Minneapolis, MN  55474

William A. Stoltzmann                 Vice President, General Counsel and       General Counsel and Assistant
200 AXP Financial Center              Secretary                                 Secretary
Minneapolis, MN  55474

Philip C. Wentzel                     Vice President and Controller             Controller
200 AXP Financial Center
Minneapolis, MN  55474

Item 7.           LOCATION OF ACCOUNTS AND RECORDS

                  IDS Life Insurance Company
                  200 AXP Financial Center
                  Minneapolis, Minnesota

Item 8.           MANAGEMENT SERVICES

                  Not Applicable.

Item 9.           DISTRIBUTION EXPENSES

                  Not Applicable.

Item 10.          UNDERTAKINGS

                  (a) and (b) These undertakings were filed in Registrant's initial Registration Statement.

                  (c) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant IDS Life Variable Annuity Fund A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Minneapolis, and State of Minnesota on the 27th day of April, 2000.


                                            IDS LIFE VARIABLE ANNUITY FUND A

                                            By: /s/ Richard W. Kling*
                                                     Richard W. Kling
                                                     President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 2000.

Signature                             Title

/s/  Gumer C. Alvero*                 Member, Board of Managers
     Gumer C. Alvero

/s/  Rodney P. Burwell*               Member, Board of Managers
     Rodney P. Burwell

/s/  Lorraine R. Hart*                Vice President, Investments
     Lorraine R. Hart

/s/  Jeffery S. Horton*               Vice President and Treasurer
     Jeffery S. Horton

     _______________________          Member, Board of Managers
     Jean B. Keffeler

/s/  Richard W. Kling*                Chairman of the Board
     Richard W. Kling                 of Managers and President

/s/  Thomas R. McBurney*              Member, Board of Managers
     Thomas R. McBurney

/s/  Timothy S. Meehan*               Secretary
     Timothy S. Meehan

/s/  William A. Stoltzmann*           General Counsel and
     William A. Stoltzmann            Assistant Secretary

/s/  Philip C. Wentzel*               Controller
     Philip C. Wentzel

* Signed pursuant to IDS Life Variable Annuity Fund A Power of Attorney dated April 20, 2000 filed electronically herewith as Exhibit 16(a),




by  /s/  Mary Ellyn Minenko
         Mary Ellyn Minenko

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Minneapolis, and State of Minnesota on the 27th day of April, 2000.


                           IDS LIFE INSURANCE COMPANY

                            By: /s/ Richard W. Kling*
                                    Richard W. Kling
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of April 2000.

Signature                          Title

/s/  James A. Mitchell*            Director and Chairman of the Board
     James A. Mitchell

/s/  Richard W. Kling*             Director, President and
     Richard W. Kling              Chief Executive Officer

/s/  Jeffrey S. Horton*            Vice President, Treasurer and
     Jeffrey S. Horton             Assistant Secretary

/s/  David R. Hubers*              Director
     David R. Hubers

/s/  Paul F. Kolkman*              Director and Executive Vice President
     Paul F. Kolkman

/s/  Paula R. Meyer*               Director and Executive Vice President
     Paula R. Meyer

/s/  Pamela J. Moret*              Director and Executive Vice President
     Pamela J. Moret

/s/  Barry J. Murphy*              Director and Executive Vice
     Barry J. Murphy               President, Client Service

/s/  Stuart A. Sedlacek*           Director and Executive Vice
     Stuart A. Sedlacek            President

/s/  Philip C. Wentzel*            Vice President and Controller
     Philip C. Wentzel


*Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 20, 2000, filed electronically herewith as Exhibit 16(b),




By /s/    Mary Ellyn Minenko
          Mary Ellyn Minenko

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 65
                      TO REGISTRATION STATEMENT NO. 2-29081

This Post-Effective Amendment comprises the following papers and documents.

The facing sheet.

Part I.

         Prospectus.

         Financial Statements.

Part II.

         Other Information.

         Signatures.

         Exhibits.